Related parties - Transactions with key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Sales to an equity-accounted investee (Note(a))	$ 0	$ 120	$ 702
Services recharge received from an equity-accounted investee (Note(b))	52	0	0
Services recharge received from a related party (Note(c))	28	31	$ 13
Amounts due from related companies	4	3
Services recharge
Disclosure of transactions between related parties [line items]
Amounts due from related companies	0	3
Other related parties | Sale of goods
Disclosure of transactions between related parties [line items]
Amounts due from equity-accounted investees	0	127
Other related parties | Rendering services
Disclosure of transactions between related parties [line items]
Amounts due from equity-accounted investees	$ 4	$ 0